Contingent consideration liabilities - Schedule of Contingent Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities in business combination [line items]
Beginning contingent consideration liabilities as of January 1		$ 0	$ 19,140
Changes in fair value during the period		73,953	50,180	$ 43,035
Ending contingent consideration liabilities as of December 31		0	0	19,140
Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Changes in fair value during the period		0	(6,870)	12,938
GlyPharma
Disclosure of contingent liabilities in business combination [line items]
Beginning contingent consideration liabilities as of January 1		$ 0	19,140
Payment for settlement of liability			0
Changes in fair value during the period			(6,870)
Foreign exchange impact			0
Cash payment	$ 10,000		(10,000)
Payment in shares	$ 10,000		(2,270)
Ending contingent consideration liabilities as of December 31			0	19,140
GlyPharma | Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Changes in fair value during the period			$ 6,870	$ 12,938